Cash distributions and earnings per unit (Tables)	12 Months Ended
Dec. 31, 2020
Cash Distributions And Earnings Per Unit
Cash distributions and earnings per unit - Schedule Of Incentive Distributions Made To General Partners Or Unitholders By Distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

Cash distributions and earnings per unit - Distributions for all quarters

The authorized quarterly cash dristributions for all quarters during the years ended December 2020, 2019, 2018, are presented below:

Date	Authorized Quarterly Cash Distribution for the three months ended	Date of record of Common and General Partner unit Unitholders	Payment of Distribution	$/ Unit	Amount of the declared distribution
April 2018	March 31, 2018	May 10, 2018	May 14, 2018	$0.30	$3,420
July 2018	June 30, 2018	August 7, 2018	August 10, 2018	$0.30	$3,420
October 2018	September 30, 2018	November 7, 2018	November 14, 2018	$0.30	$3,420
January 2019	December 31, 2018	February 11, 2019	February 14, 2019	$0.30	$3,458
April 2019	March 31, 2019	May 10, 2019	May 14, 2019	$0.30	$3,364
July 2019	June 30, 2019	August 6, 2019	August 9, 2019	$0.30	$3,364
October 2019	September 30, 2019	November 7, 2019	November 14, 2019	$0.30	$3,364
January 2020	December 31, 2019	February 11, 2020	February 13, 2020	$0.30	$3,365
April 2020	March 31, 2020	May 11, 2020	May 14, 2020	$0.30	$3,366
July 2020	June 30, 2020	August 10, 2020	August 13, 2020	$0.05	$562
October 2020	September 30, 2020	November 9, 2020	November 13, 2020	$0.05	$579
January 2021	December 31,2020	February 9, 2021	February 12, 2021	$0.05	$579

Cash distribution and earnings per unit - Schedule of earnings per unit, Basic and Diluted

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net loss	$(68,541)	$(62,134)	$(13,081)
Loss attributable to:
Common unitholders	$(67,173)	$(60,899)	$(12,819)
Weighted average units outstanding (basic and diluted)
Common unitholders	10,966,518	10,830,959	10,823,591
Loss per unit (basic and diluted):
Common unitholders	$(6.13)	$(5.62)	$(1.18)
Earnings per unit - distributed (basic and diluted):
Common unitholders	$0.45	$1.22	$1.24
Loss per unit - undistributed (basic and diluted):
Common unitholders	$(6.58)	$(6.84)	$(2.43)